Share Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value, exercised	$ 23,553
Weighted average grant date fair value, granted (in dollars per share)	$ 7.91	$ 2.12	$ 1.97
Fair value of options vested	$ 2,623	$ 2,514	$ 1,786
Stock-settled RSU's (shares)	1,197
Share-based compensation	$ 15,742	$ 2,251	$ 1,999
Compensation cost not yet recognized, period for recognition	$ 13,749
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)	11,083
Number of shares available for grant (shares)	1,704
Compensation cost not yet recognized, period for recognition	$ 10,890
Period for recognition for unrecognized compensation expense	2 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-settled RSU's (shares)	1,213	0
Aggregate value	$ 25,000
Period for recognition for unrecognized compensation expense	1 year 1 month
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)	5,100
Number of shares available for grant (shares)	3,706
Evoqua Water Technologies Corp. Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards vesting percentage	25.00%
Expiration period	10 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years